                               GOLD TRACK SELECT
                    SUPPLEMENT DATED APRIL 28, 2014 TO THE
                         GOLD TRACK SELECT PROSPECTUS
                             DATED APRIL 28, 2014

The following information supplements the Gold Track Select variable annuity prospectus for MetLife of CT Separate Account Eleven for Variable Annuities issued by MetLife Insurance Company of Connecticut, dated April 28, 2014 (the "Prospectus"). It should be read in its entirety and kept together with Your Prospectus for future reference. If You have any questions or would like a copy of the Prospectus, please contact Us at 1-800-842-9406, or write Us at MetLife, 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

Additional information regarding the Separate Account charge and Funding Options are available under the Gold Track Select Contract for the following plan:

   .  Carnegie Hall

For additional information regarding each Funding Option, please refer to the applicable Funding Option prospectus.

SEPARATE ACCOUNT CHARGE:

We are waiving an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio of the Met Investors Series Trust and we are waiving an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED)
(as a percentage of average daily net assets):

This table shows each Underlying Fund's management fee and other expenses. The Underlying Funds provided this information and We have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

                                           DISTRIBUTION
                                              AND/OR                                       CONTRACTUAL FEE NET TOTAL
                                             SERVICE               ACQUIRED   TOTAL ANNUAL  WAIVER AND/OR   ANNUAL
                                MANAGEMENT   (12B-1)     OTHER    FUND FEES    OPERATING       EXPENSE     OPERATING
UNDERLYING FUND                    FEE         FEES     EXPENSES AND EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES
---------------                 ---------- ------------ -------- ------------ ------------ --------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Equity-Income Portfolio --
   Initial Class...............    0.45%        --        0.10%      0.02%        0.57%           --         0.57%
 High Income Portfolio --
   Initial Class...............    0.56%        --        0.12%        --         0.68%           --         0.68%
MET INVESTORS SERIES TRUST
 Loomis Sayles Global
   Markets Portfolio --
   Class A.....................    0.70%        --        0.08%        --         0.78%           --         0.78%
 Oppenheimer Global Equity
   Portfolio -- Class A........    0.67%        --        0.08%        --         0.75%         0.03%        0.72%

The following table shows the investment objective and investment adviser/subadviser of each Funding Option:

FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUBADVISER
--------------               --------------------     -----------------------------
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS FUND
  -- INITIAL CLASS
  Equity-Income Portfolio  Seeks reasonable income.   Fidelity Management &
                           The fund will also         Research Company
                           consider the potential     Subadviser: FMR Co., Inc.
                           for capital appreciation.
                           The fund's goal is to
                           achieve a yield which
                           exceeds the composite
                           yield on the securities
                           comprising the S&P 500(R)
                           Index.

  High Income Portfolio    Seeks a high level of      Fidelity Management &
                           current income, while      Research Company
                           also considering growth    Subadviser: FMR Co., Inc.
                           of capital.
MET INVESTORS SERIES
  TRUST -- CLASS-A
  Loomis Sayles Global     Seeks high total           MetLife Advisers, LLC
   Markets Portfolio       investment return through  Subadviser: Loomis,
                           a combination of capital   Sayles & Company, L.P.
                           appreciation and income.

  Oppenheimer Global       Seeks capital              MetLife Advisers, LLC
   Equity Portfolio        appreciation.              Subadviser:
                                                      OppenheimerFunds, Inc.

TRANSFERS:

Loomis Sayles Global Markets Portfolio, Oppenheimer Global Equity Portfolio and High Income Portfolio are "Monitored Portfolios". For more information read the Restrictions on Transfers Section under the Transfers Chapter in the Prospectus.

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS
                     UNDERLYING FUND SHARE CLASS EXCHANGE
  FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
 -------------------------- --------------------------------------------------
 MET INVESTORS SERIES TRUST MET INVESTORS SERIES TRUST
 ClearBridge Aggressive     ClearBridge Aggressive Growth Portfolio - Class A
 Growth Portfolio - Class B
 T. Rowe Price Large Cap    T. Rowe Price Large Cap Value Portfolio - Class E
 Value Portfolio - Class B

                      PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST             PORTFOLIO/SERIES                 MARKETING NAME
-----------------             ----------------                 --------------
Fidelity(R) Variable
Insurance Products         Equity-Income Portfolio  Fidelity VIP Equity-Income Portfolio
Fidelity(R) Variable
Insurance Products         High Income Portfolio    Fidelity VIP High Income Portfolio

                                COMPETING FUND

                        Fidelity High Income Portfolio

             Book 16A                              April 28, 2014

                                      2